Janus Henderson U.S. Sustainable Equity ETF
Schedule of Investments
(unaudited)
July 31, 2023

Shares Value
Common Stocks - 97.5%
Automobile Components - 2.2%
Aptiv plc* 1,603 $ 175,512
Biotechnology - 0.2%
Moderna, Inc.* 106 12,472
Building Products - 5.0%
Advanced Drainage Systems, Inc. 1,432 174,690
Carrier Global Corp. 3,786 225,456
400,146
Capital Markets - 1.1%
S&P Global, Inc. 232 91,526
Electrical Equipment - 1.9%
nVent Electric plc 2,893 152,982
Electronic Equipment, Instruments & Components - 8.6%
IPG Photonics Corp.* 1,661 218,339
Keysight Technologies, Inc.* 1,493 240,492
TE Connectivity Ltd. 1,608 230,732
689,563
Financial Services - 4.8%
Mastercard, Inc. - Class A 579 228,288
Walker & Dunlop, Inc. 1,746 158,851
387,139
Food Products - 1.2%
McCormick & Co., Inc. (Non-Voting) 1,033 92,433
Health Care Equipment & Supplies - 1.8%
Edwards Lifesciences Corp.* 1,197 98,238
STAAR Surgical Co.* 847 46,390
144,628
Health Care Providers & Services - 6.1%
Encompass Health Corp. 2,839 187,459
Humana, Inc. 653 298,310
485,769
Health Care Technology - 1.2%
Certara, Inc.* 4,726 92,015
Industrial REITs - 2.1%
Prologis, Inc. 1,326 165,419
Insurance - 10.0%
Aon plc - Class A 771 245,563
Marsh & McLennan Cos., Inc. 1,348 253,990
Progressive Corp. (The) 2,366 298,069
797,622
IT Services - 0.2%
Twilio, Inc. - Class A* 259 17,102
Life Sciences Tools & Services - 7.1%
Bruker Corp. 1,879 129,125
ICON plc* 1,034 259,958
Illumina, Inc.* 305 58,606
Revvity, Inc. 955 117,417
565,106
Machinery - 8.5%
Westinghouse Air Brake Technologies Corp. 3,180 376,639
Xylem, Inc. 2,722 306,906
683,545
Semiconductors & Semiconductor Equipment - 11.7%
Lam Research Corp. 322 231,354
Microchip Technology, Inc. 730 68,576

Janus Henderson U.S. Sustainable Equity ETF
Schedule of Investments
(unaudited)
July 31, 2023

Shares Value
Common Stocks - (continued)
Semiconductors & Semiconductor Equipment - (continued)
NVIDIA Corp. 896 $ 418,692
Texas Instruments, Inc. 1,214 218,520
937,142
Software - 13.3%
Autodesk, Inc.* 783 165,988
Cadence Design Systems, Inc.* 457 106,943
Microsoft Corp. 1,860 624,811
Workday, Inc. - Class A* 706 167,414
1,065,156
Specialized REITs - 2.0%
Crown Castle, Inc. 362 39,201
Equinix, Inc. 148 119,868
159,069
Specialty Retail - 2.3%
Home Depot, Inc. (The) 547 182,610
Textiles, Apparel & Luxury Goods - 1.7%
NIKE, Inc. - Class B 1,243 137,215
Trading Companies & Distributors - 1.1%
Core & Main, Inc. - Class A* 2,875 90,879
Wireless Telecommunication Services - 3.4%
T-Mobile US, Inc.* 1,965 270,718
Total Common Stocks (cost $8,242,900) 7,795,768
Investment Companies - 2.7%
Money Market Funds - 2.7%
Federated Hermes Government Obligations Tax-Managed Fund, Institutional Class,
5.0700%
∞
(cost $218,756) 218,756 218,756
Total Investments (total cost $8,461,656 ) - 100.2% 8,014,524
Liabilities, net of Cash, Receivables and Other Assets - (0.2%) (17,384)
Net Assets - 100.0% $7,997,140
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 7,426,072 92.7%
Ireland 435,470 5.4
United Kingdom 152,982 1.9
Total $ 8,014,524 100.0%

Janus Henderson U.S. Sustainable Equity ETF
Notes to Schedule of Investments and Other Information
(unaudited)
July 31, 2023

plc Public Limited Company
REIT Real Estate Investment Trust
* Non-income producing security.
∞ Rate shown is the 7-day yield as of July 31, 2023.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2023 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Common Stocks $ 7,795,768 $ — $ —
Investment Companies 218,756 — —
Total Assets $ 8,014,524 $ — $ —

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of July 31, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual shareholder report.
125-35-70445 09-23